Shareholder Report, Line Graph (Details) 192899_Elm Market Navigator ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Feb. 10, 2025	Sep. 30, 2025
Elm Market Navigator ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Elm Market Navigator ETF NAV
Accumulated Value	$ 10,000	$ 10,929
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	$ 10,518
Dow Jones Moderate Portfolio Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Moderate Portfolio Index
Accumulated Value	10,000	$ 10,918
MSCI AC World Index IMI Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI AC World Index IMI Net
Accumulated Value	10,001	$ 11,392
S&P Target Risk Growth Index (TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Growth Index (TR)
Accumulated Value	$ 10,000	$ 11,079